Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value of Financial Instruments
Estimated fair value of debt

	Thousands of Yen
	2021		2020
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Borrowings - net of current portion	¥(746,588)	¥(759,185)	¥(668,380)	¥(644,499)